Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Basic:
Profit attributable to shareholders of the Company	¥ 541,932	¥ 759,998	¥ 627,870
Weighted average number of common stock in issue (in thousands of shares)	1,397,599	1,410,442	1,369,231
Basic earnings per share	¥ 387.76	¥ 538.84	¥ 458.56
Diluted:
Profit attributable to the common shareholders of the Company	¥ 541,932	¥ 759,998	¥ 627,870
Impact of dilutive potential ordinary shares issued by subsidiaries	(19)	(10)	(11)
Net profit used to determine diluted earnings per share	¥ 541,913	¥ 759,988	¥ 627,859
Weighted average number of common stock in issue (in thousands of shares)	1,397,599	1,410,442	1,369,231
Adjustments for stock options (in thousands of shares)	924	1,052	1,093
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,398,523	1,411,494	1,370,324
Diluted earnings per share	¥ 387.49	¥ 538.43	¥ 458.18